Share-based Compensation (Sogou Share-based Awards, Sohu Management Sogou Share Option Arrangement, Share Option Assumptions) (Details) - Sohu Management Sogou Share Option Arrangement [Member] - Share Options [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	0.00%
Weighted average expected option life	6 years	6 years
Dividend yield	0.00%	0.00%
Weighted average fair value of share options	$ 3.02	$ 5.54
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.01%	2.43%
Exercise multiple	2	2
Expected forfeiture rate (post-vesting)		0.00%
Volatility rate	43.00%	46.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.15%	2.67%
Exercise multiple	3	3
Expected forfeiture rate (post-vesting)		8.00%
Volatility rate	47.00%	50.00%